Financial obligations (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial obligations [Abstract]
Beginning balance	$ 633,083	$ 592,342	$ 353,710
Accrual of debt issuance costs in results, note 27(a)	1,024	909	0
Payments	45,222	32,599	33,476
Increase in interest for debt restructuring	(2,207)	0	0
Exchange difference	384	(165)	17
New obligations	0	80,000	275,210
Accrual of debt issuance costs capitalized	0	272	(3,119)
Sale of asset under lease agreement	0	(7,196)	0
Increase of debt issuance costs, note 27(a)	0	(480)	0
Final balance	$ 587,062	$ 633,083	$ 592,342